UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  4/30

Date of reporting period: 1/31/10

Cash Account Trust-Money Market Portfolio

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2010 (Unaudited)

Cash Account Trust-Money Market Portfolio
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 17.8%
ABN Amro Bank NV, 0.25%, 2/23/2010	8,000,000	8,000,000
Banco Bilbao Vizcaya Argentaria SA:
0.24%, 4/6/2010	12,500,000	12,500,000
0.25%, 2/18/2010	20,000,000	20,000,000
0.26%, 3/19/2010	9,000,000	9,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.2%, 4/26/2010	20,000,000	20,000,000
0.22%, 3/26/2010	24,500,000	24,500,000
BNP Paribas:
0.23%, 4/9/2010	14,000,000	14,000,000
0.28%, 3/3/2010	12,500,000	12,500,000
0.28%, 5/19/2010	6,000,000	6,000,000
Credit Agricole SA, 0.22%, 4/6/2010	14,000,000	14,000,000
Credit Industriel et Commercial, 0.275%, 2/8/2010	20,000,000	20,000,000
Dexia Credit Local, 0.49%, 4/5/2010	15,000,000	15,000,131
DnB NOR Bank ASA, 0.28%, 5/20/2010	6,000,000	6,000,000
KBC Bank NV:
0.3%, 3/5/2010	10,000,000	10,000,000
0.33%, 3/12/2010	25,000,000	25,000,000
0.33%, 3/15/2010	14,000,000	14,000,000
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	19,558,000	19,581,194
Mizuho Corporate Bank Ltd.:
0.2%, 4/14/2010	12,000,000	12,000,000
0.2%, 4/26/2010	12,000,000	12,000,000
0.23%, 2/17/2010	6,000,000	6,000,000
Societe Generale:
0.25%, 4/6/2010	25,400,000	25,400,000
0.26%, 3/1/2010	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp., 0.2%, 4/15/2010	10,000,000	10,000,000
Svenska Handelsbanken AB:
0.2%, 3/22/2010	10,000,000	10,000,068
0.25%, 2/26/2010	18,500,000	18,500,128
Toronto-Dominion Bank:
0.65%, 4/1/2010	10,000,000	10,000,000
0.75%, 2/8/2010	30,000,000	30,000,000
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	24,000,000	24,365,412

Total Certificates of Deposit and Bank Notes (Cost $420,346,933)		420,346,933
Commercial Paper 34.1%
Issued at Discount **
Allied Irish Banks North America, Inc., 144A, 0.4%, 3/15/2010	6,000,000	5,997,200
Anglo Irish Bank Corp., Ltd., 144A, 0.45%, 3/19/2010	7,000,000	6,995,975
ASB Finance Ltd., 1.2%, 3/12/2010	6,500,000	6,491,550
Atlantis One Funding Corp., 144A, 0.16%, 2/8/2010	3,500,000	3,499,891
BPCE SA:
0.27%, 2/2/2010	15,000,000	14,999,887
0.27%, 2/5/2010	25,000,000	24,999,250
0.27%, 2/10/2010	10,000,000	9,999,325
Caisse d'Amortissement de la Dette Sociale:
0.48%, 4/19/2010	10,500,000	10,489,220
0.65%, 3/12/2010	20,000,000	19,985,917
Cancara Asset Securitisation LLC, 144A, 0.23%, 4/20/2010	10,000,000	9,995,017
Danske Corp., 144A, 0.2%, 4/12/2010	12,000,000	11,995,333
Dexia Delaware LLC, 0.29%, 2/3/2010	20,000,000	19,999,678
Eksportfinans ASA, 0.1%, 2/1/2010	15,000,000	15,000,000
ENI Finance USA, Inc., 0.15%, 3/9/2010	33,000,000	32,995,050
General Electric Capital Corp., 0.22%, 4/23/2010	12,000,000	11,994,060
Grampian Funding LLC:
144A, 0.28%, 3/3/2010	10,000,000	9,997,667
144A, 0.28%, 4/12/2010	12,000,000	11,993,467
144A, 0.31%, 4/6/2010	12,000,000	11,993,387
Hannover Funding Co., LLC, 0.55%, 3/22/2010	18,000,000	17,986,525
Irish Life & Permanent Group Holdings PLC:
144A, 0.5%, 3/9/2010	12,000,000	11,994,000
144A, 0.56%, 2/22/2010	23,000,000	22,992,487
Johnson & Johnson, 144A, 0.22%, 7/12/2010	8,500,000	8,491,637
JPMorgan Chase & Co., 0.25%, 7/26/2010	11,500,000	11,486,024
KBC Financial Products International Ltd., 144A, 0.32%, 3/8/2010	22,000,000	21,993,156
LMA Americas LLC, 144A, 0.18%, 2/8/2010	27,000,000	26,999,055
Nieuw Amsterdam Receivables Corp.:
144A, 0.19%, 2/8/2010	7,000,000	6,999,755
144A, 0.22%, 2/1/2010	20,000,000	20,000,000
NRW.Bank:
0.21%, 4/8/2010	12,000,000	11,995,380
0.21%, 4/12/2010	22,000,000	21,990,803
0.21%, 4/13/2010	8,000,000	7,996,687
0.25%, 3/5/2010	12,000,000	11,997,333
0.48%, 2/5/2010	11,000,000	10,999,413
Prudential Funding LLC, 0.25%, 2/3/2010	6,000,000	5,999,917
Romulus Funding Corp.:
144A, 0.3%, 2/10/2010	10,000,000	9,999,250
144A, 0.33%, 3/8/2010	3,000,000	2,999,037
144A, 0.33%, 3/9/2010	3,000,000	2,999,010
Salisbury Receivables Co., LLC, 144A, 0.2%, 5/5/2010	4,000,000	3,997,933
Scaldis Capital LLC, 0.2%, 2/19/2010	3,500,000	3,499,650
Sheffield Receivables Corp., 144A, 0.22%, 6/3/2010	12,500,000	12,490,680
Societe de Prise de Participation de l'Etat, 144A, 0.2%, 3/2/2010	18,000,000	17,997,100
Societe Generale North America, Inc.:
0.24%, 5/14/2010	7,000,000	6,995,240
0.25%, 2/10/2010	12,000,000	11,999,250
Straight-A Funding LLC:
144A, 0.14%, 2/9/2010	13,800,000	13,799,571
144A, 0.16%, 3/8/2010	22,000,000	21,996,578
144A, 0.18%, 2/22/2010	13,250,000	13,248,609
144A, 0.2%, 2/1/2010	18,500,000	18,500,000
144A, 0.2%, 2/8/2010	12,500,000	12,499,514
Swedbank AB:
144A, 0.81%, 3/30/2010	20,000,000	19,974,350
144A, 0.82%, 2/19/2010	22,000,000	21,990,980
144A, 0.86%, 6/3/2010	20,000,000	19,941,711
144A, 0.89%, 5/28/2010	20,000,000	19,942,644
144A, 0.99%, 5/12/2010	25,000,000	24,931,250
144A, 1.09%, 6/14/2010	15,000,000	14,939,596
Total Capital Canada Ltd., 144A, 0.19%, 2/25/2010	7,500,000	7,499,050
Total Capital SA:
144A, 0.1%, 2/1/2010	25,000,000	25,000,000
144A, 0.17%, 3/31/2010	12,000,000	11,996,713
Toyota Motor Credit Corp., 0.25%, 4/8/2010	5,000,000	4,997,708
Victory Receivables Corp., 144A, 0.17%, 2/16/2010	24,000,000	23,998,300

Total Commercial Paper (Cost $807,577,770)		807,577,770
Short Term Notes * 28.0%
ASB Finance Ltd., 144A, 0.364%, 12/3/2010	20,000,000	20,001,367
Bank of America Corp., 0.442%, 8/13/2010	14,000,000	14,009,553
Bank of Nova Scotia:
0.24%, 11/23/2010	20,000,000	20,000,000
0.251%, 7/15/2010	35,000,000	35,003,311
Barclays Bank PLC, 0.43%, 4/21/2010	20,000,000	20,000,000
Canadian Imperial Bank of Commerce:
0.21%, 7/26/2010	20,000,000	20,000,000
0.233%, 10/15/2010	10,000,000	10,000,000
Commonwealth Bank of Australia:
144A, 0.275%, 1/3/2011	12,000,000	12,000,000
144A, 0.348%, 6/24/2010	30,000,000	30,000,000
Governor & Co. of the Bank of Ireland, 0.56%, 4/26/2010	6,000,000	6,000,000
Inter-American Development Bank, 0.24%, 2/19/2010	50,000,000	50,000,000
International Bank for Reconstruction & Development:
0.227%, 2/8/2010	25,000,000	25,000,578
0.23%, 2/1/2010	40,000,000	40,000,000
National Australia Bank Ltd.:
144A, 0.26%, 1/27/2011	8,000,000	8,000,000
0.351%, 7/12/2010	21,500,000	21,500,000
Natixis, 0.26%, 2/5/2010	12,000,000	12,000,000
Procter & Gamble International Funding SCA, 0.285%, 5/7/2010	21,200,000	21,200,000
Queensland Treasury Corp., 0.275%, 6/18/2010	42,000,000	42,000,000
Rabobank Nederland NV:
144A, 0.252%, 4/7/2011	55,000,000	55,000,000
144A, 0.272%, 12/16/2010	12,000,000	12,000,000
144A, 0.67%, 5/19/2010	25,000,000	25,034,735
Royal Bank of Scotland PLC, 0.316%, 5/21/2010	40,000,000	40,000,000
Societe Generale, 0.501%, 4/19/2010	50,000,000	50,000,000
Westpac Banking Corp.:
144A, 0.283%, 12/13/2010	20,000,000	20,000,000
0.304%, 7/6/2010	38,000,000	38,000,000
144A, 0.345%, 7/2/2010	15,000,000	15,000,000

Total Short Term Notes (Cost $661,749,544)		661,749,544
Supranational 0.5%
Inter-American Development Bank, 0.338% **, 8/16/2010 (Cost $11,977,787)	12,000,000	11,977,787
Time Deposits 2.7%
BNP Paribas, 0.11%, 2/1/2010	14,967,959	14,967,959
Calyon, 0.13%, 2/1/2010	50,000,000	50,000,000

Total Time Deposits (Cost $64,967,959)		64,967,959
Government & Agency Obligations 12.2%
Foreign Government Obligations 2.2%
Kingdom of Sweden, 1.0%, 4/26/2010	35,000,000	35,006,169
Republic of Ireland, 0.3% **, 3/15/2010	16,500,000	16,494,225

		51,500,394
Other Government Related 0.9%
General Electric Capital Corp., FDIC Guaranteed, 0.887% *, 12/9/2010	20,820,000	20,962,901
US Government Sponsored Agencies 5.8%
Federal Farm Credit Bank, 0.001% *, 4/1/2010	25,000,000	25,000,000
Federal Home Loan Bank:
0.03% **, 2/1/2010	14,239,000	14,239,000
0.4%, 1/4/2011	6,000,000	5,999,148
0.5%, 10/18/2010	8,000,000	8,007,150
0.8% *, 3/11/2010	38,000,000	37,999,485
Federal Home Loan Mortgage Corp.:
0.199% **, 8/17/2010	9,000,000	8,990,150
4.125%, 10/18/2010	12,000,000	12,324,009
Federal National Mortgage Association:
0.209% **, 7/1/2010	10,000,000	9,991,250
0.369% **, 12/1/2010	15,000,000	14,953,287

		137,503,479
US Treasury Obligations 3.3%
US Treasury Bills:
0.49% **, 7/29/2010	5,000,000	4,987,886
0.53% **, 6/3/2010	25,000,000	24,955,097
0.6% **, 6/3/2010	23,875,000	23,826,454
US Treasury Notes:
2.375%, 8/31/2010	10,000,000	10,115,438
2.75%, 7/31/2010	9,800,000	9,907,690
4.5%, 11/15/2010	5,000,000	5,162,112

		78,954,677

Total Government & Agency Obligations (Cost $288,921,451)		288,921,451
Repurchase Agreements 4.7%
Banc of America Securities LLC, 0.12%, dated 1/29/2010, to be repurchased at $25,000,250 on 2/1/2010 (a)	25,000,000	25,000,000
JPMorgan Securities, Inc., 0.12%, dated 1/29/2010, to be repurchased at $50,000,500 on 2/1/2010 (b)	50,000,000	50,000,000
The Goldman Sachs & Co., 0.12%, dated 1/29/2010, to be repurchased at $35,891,109 on 2/1/2010 (c)	35,890,750	35,890,750

Total Repurchase Agreements (Cost $110,890,750)		110,890,750

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,366,432,194) †	100.0	2,366,432,194
Other Assets and Liabilities, Net	0.0	670,915

Net Assets	100.0	2,367,103,109

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of January 31, 2010.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $2,366,432,194.
(a)	Collateralized by $24,392,906 Federal National Mortgage Association, 5.0%, maturing on 8/1/2033 with a value of $25,500,000.
(b)	Collateralized by $48,786,736 Government National Mortgage Association, with various coupon rates from 4.5-6.0%, with various maturity dates of 10/20/2034-11/15/2044 with a value of $51,000,962.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,414,886	Government National Mortgage Association	5.0	3/20/2037-1/16/2040	16,611,866
190,969,955	Government National Mortgage Association - Interest Only	5.567	12/16/2039	19,996,700
Total Collateral Value				36,608,566

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Short Term Investments(d)	$—	$2,366,432,194	$—	$2,366,432,194
Total	$—	$2,366,432,194	$—	$2,366,432,194
(d) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010